Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended				12 Months Ended
	Apr. 22, 2023 USD ($)	Apr. 06, 2023	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 15, 2023 USD ($) shares	Feb. 07, 2023 USD ($) shares	Jan. 13, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 22, 2021 CNY (¥)	Sep. 22, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 26, 2022 shares	Sep. 16, 2022 shares	Feb. 05, 2022 $ / shares	Feb. 18, 2021 shares
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares															$ 0.1
Purchase price									¥ 6,105	$ 945		$ 5,805
Ordinary share, description											Concurrently, for each Class A ordinary share purchased, the investors received two warrants with each warrant to purchase one Class A ordinary share at an exercise price of US$0.21 per ordinary share. The warrants are exercisable within 2 years from the date of issuance.	Concurrently, for each Class A ordinary share purchased, the investors received two warrants with each warrant to purchase one Class A ordinary share at an exercise price of US$0.21 per ordinary share. The warrants are exercisable within 2 years from the date of issuance.
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares												33,171,421	36,729,613	140,000		35,000
Price per share (in Dollars per share) | $ / shares												$ 0.175
Purchase price											¥ 40,038	$ 5,805
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stockholders’ equity						$ 2,500
Issued and outstanding equity interests				$ 1,700	$ 2,100
Agreed to purchase percentage				100.00%
Certain fixed assets			$ 8,150
Cash			$ 730					$ 730
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares			17,665,702	8,785,530	5,440,420			17,665,702
Purchase price							¥ 34,486	$ 5,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase price	$ 5,112		$ 5,000
Ordinary share and warrants, description		the Company completed the sale of a total of 12,500,000 Class A ordinary shares, pre-funded warrants exercisable for 2,500,000 Class A ordinary and warrants exercisable for 750,000 ADSs to institutional investors. The purchase price of each pre-funded warrant is equal to the price per one ADS, minus US$0.0001, and the exercise price of each pre-funded warrant will equal US$0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. The warrants are immediately exercisable, will expire five (5) years from the original issuance date and have an exercise price of US$4.00 per ADS. The Company also issued to Univest Securities, LLC (“Univest”), the sole placement agent for the Offering, warrants exercisable for 37,500 ADSs, with an exercise price of US$4.80 per ADS, pursuant to a placement agency agreement (the “Placement Agency Agreement”) dated March 31, 2023 between the Company and Univest. Other than in respect of the exercise price, the placement agent warrants have terms identical to the warrants. The Company received of approximately US$3,010 from this investment.
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares			16,666,665					16,666,665
Price per share (in Dollars per share) | $ / shares			$ 0.3					$ 0.3